Other Payables and Accrued Expenses (Details) - Schedule of other payables and accrued expenses - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of other payables and accrued expenses [Abstract]
Business and other tax payables	¥ 69,002	¥ 72,998
Refundable deposits from employees and agents	21,672	23,478
Professional fees	7,117	13,958
Accrued expenses to third parties	23,169	22,610
Contributions from members of eHuzhu mutual aid program	58,460	76,765
Others	9,028	10,481
Total other payables and accrued expenses	¥ 188,448	¥ 220,290